Matthews Pacific Tiger Active ETF	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 95.2%

	Shares	Value

CHINA/HONG KONG: 44.0%
Tencent Holdings, Ltd.	1,500	$58,645
Alibaba Group Holding, Ltd. ADR[b]	646	56,034
Meituan Class Bb,c,d	3,400	49,751
Yum China Holdings, Inc.	624	34,769
China Resources Beer Holdings Co., Ltd.	6,000	32,904
CITIC Securities Co., Ltd. H Shares	15,500	31,428
Hong Kong Exchanges & Clearing, Ltd.	800	29,888
Shenzhen Inovance Technology Co., Ltd. A Shares	3,100	28,291
KE Holdings, Inc. ADR	1,732	26,881
Kweichow Moutai Co., Ltd. A Shares	100	24,686
AIA Group, Ltd.	3,000	24,458
China Resources Mixc Lifestyle Services, Ltd.[c,d]	5,800	23,402
China Tourism Group Duty Free Corp., Ltd. A Shares	1,300	18,908
Contemporary Amperex Technology Co., Ltd. A Shares	600	16,720
Kuaishou Technology[b,c,d]	1,900	15,247
Wuxi Biologics Cayman, Inc.[b,c,d]	2,500	14,572
Shandong Sinocera Functional Material Co., Ltd. A Shares	3,800	14,254
Will Semiconductor Co., Ltd. Shanghai A Shares	1,000	12,773
Sany Heavy Industry Co., Ltd. A Shares	4,600	10,032
StarPower Semiconductor, Ltd. A Shares	400	9,863
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	200	7,406
ENN Energy Holdings, Ltd.	800	6,640

Total China/Hong Kong		547,552

INDIA: 16.1%
ICICI Bank, Ltd. ADR	1,644	38,009
Titan Co., Ltd.	881	33,406
Tata Consultancy Services, Ltd.	627	26,643
Pidilite Industries, Ltd.	892	26,204
HDFC Bank, Ltd. ADR	394	23,250
Ashok Leyland, Ltd.	9,785	20,856
Dabur India, Ltd.	2,723	18,088
Tata Power Co., Ltd.	4,532	14,315

Total India		200,771

TAIWAN: 14.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	994	86,379
Chailease Holding Co., Ltd.	4,000	22,428
Accton Technology Corp.	1,000	15,272
Eclat Textile Co., Ltd.	1,000	15,087
E Ink Holdings, Inc.	2,000	11,121
Uni-President Enterprises Corp.	5,000	10,858
Delta Electronics, Inc.	1,000	10,053
Chroma ATE, Inc.	1,000	8,550

Total Taiwan		179,748

SOUTH KOREA: 10.7%
Samsung Electronics Co., Ltd.	1,605	81,356
NAVER Corp.	135	20,159
Samsung Engineering Co., Ltd.[b]	827	18,539

	Shares	Value
Orion Corp.	132	$12,551

Total South Korea		132,605

INDONESIA: 3.2%
PT Bank Central Asia Tbk	70,500	40,256

Total Indonesia		40,256

THAILAND: 3.2%
Central Pattana Public Co., Ltd.	22,800	39,403

Total Thailand		39,403

VIETNAM: 2.5%
Vietnam Dairy Products JSC	8,100	24,728
FPT Corp.	1,800	6,873

Total Vietnam		31,601

PHILIPPINES: 1.1%
SM Prime Holdings, Inc.	24,700	13,228

Total Philippines		13,228

TOTAL COMMON EQUITIES		1,185,164

(Cost $1,188,945)

SHORT-TERM INVESTMENTS: 3.7%

MONEY MARKET FUNDS: 3.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.22%[e]	45,832	45,832

(Cost $45,832)

TOTAL INVESTMENTS: 98.9%		1,230,996
(Cost $1,234,777)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		14,215

NET ASSETS: 100.0%		$1,245,211

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $102,972, which is 8.27% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

e	Rate shown is the current yield as of September 30, 2023.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

1	MATTHEWS ASIA FUNDS